Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	₨ 70,601	₨ 64,443		$ 1,021
Computer equipment and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	16,375	17,765
Software platform [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	₨ 1,480	₨ 0	₨ 0